U.S. SECURITIES AND EXCHANGE COMMISSION
	                                         Washington, D.C.  20549

                                                     FORM 24F-2
                                             Annual Notice of Securities Sold
                                               Pursuant to Rule 24f-2

1.  Name and address of issuer:
		Longleaf Partners Funds Trust
		c/o Southeastern Asset Management, Inc.
		6410 Poplar Avenue, Suite 900
		Memphis, TN 38119

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.  Investment Company Act File Number:  811-04923

    Securities Act File Number:  33-10472

4.  (a)  Last day of fiscal year for which this Form is filed: 12/31/2019

    (b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year). [ ]

    (c) Check box if this is the last time the issuer will be filing this form. [ ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal
        year pursuant to section 24(f):           $        1,322,724,154


    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:      $      (1,576,377,274)

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:               $      (9,093,470,587)


   (iv) Total available redemption credits [add items 5(ii) and 5(iii):
                                                  $     (10,669,847,861)


   (v)  Net sales - if item 5(i) is greater than Item 5(iv)
        subtract Item 5(iv) from Item(i)]:        $                 0

   (vi) Redemption credits available for use in future
        years - if Item 5(i) is less than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:     $     (9,347,123,707)


  (vii) Multiplier for determining registration fee:
                                                  x           0.0001298


 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]:
                                                  = $              0

6.	Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here __0__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here __0__.

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
		 	                        + $                0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                = $                0

9.	Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:	N/A

 		Method of Delivery:
         	[    ]	Wire Transfer
         	[    ]	Mail or other means

	                                              SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By: _/s/ Ryan S. Hocker____
           Ryan S. Hocker
           Global Funds Treasurer
           Southeastern Asset Management, Inc.
           Acting in capacity of Administrator to the Longleaf Partners Funds


      Date:  February 28, 2020